Fair Value Measurements - Summary of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Detail) - Level 3 [Member] - Financial Liabilities [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible Loans [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 86,357	$ 0
Debt extinguishment of convertible loans	(36,782)
Issuance of convertible loan	75,200	43,450
Change in fair value	27,338	42,907
Warrant reclassification to equity	0
Conversion of convertible loans	(152,113)
Ending balance	0	86,357
Redeemable Convertible Preferred Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	806	337
Debt extinguishment of convertible loans	0
Issuance of convertible loan	0	0
Change in fair value	(356)	469
Warrant reclassification to equity	(450)
Conversion of convertible loans	0
Ending balance	$ 0	$ 806